INCOME TAXES - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets	$ 135,585	$ 144,175
(Expense) benefit to statement of earnings	121	(6,601)
Charge to equity		(1,458)
Re-class to liabilities held-for-sale		(531)
Translation and other	314
Deferred tax assets	136,020	135,585
Deferred tax liabilities
Deferred tax liabilities	200,991	220,754
Benefit to statement of earnings	(74,687)	(9,979)
Reclassed to current income taxes payable		(606)
Translation and other		(393)
Re-class to liabilities held-for-sale		(8,785)
Deferred tax liabilities	126,304	200,991
Statements Of Financial Position Presentation [Abstract]
Net deferred tax assets	88,732	57,062
Deferred tax liabilities	79,017	122,468
Deferred tax (assets) liabilities	(9,715)	65,406
Losses [Member]
Deferred tax assets
Deferred tax assets	147,630	187,270
(Expense) benefit to statement of earnings	54,978	(5,451)
Charge to equity		0
Re-class to liabilities held-for-sale		(34,189)
Translation and other	0
Deferred tax assets	202,608	147,630
Provisions [Member]
Deferred tax assets
Deferred tax assets	42,677	41,743
(Expense) benefit to statement of earnings	(784)	3,217
Charge to equity		0
Re-class to liabilities held-for-sale		(2,283)
Translation and other	314
Deferred tax assets	42,207	42,677
Deferred tax asset not recognized [Member]
Deferred tax assets
Deferred tax assets	(70,716)	(101,607)
(Expense) benefit to statement of earnings	(59,897)	(5,449)
Charge to equity		0
Re-class to liabilities held-for-sale		36,340
Translation and other	0
Deferred tax assets	(130,613)	(70,716)
Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	15,994	16,769
(Expense) benefit to statement of earnings	5,824	1,082
Charge to equity		(1,458)
Re-class to liabilities held-for-sale		(399)
Translation and other	0
Deferred tax assets	21,818	15,994
Property, plant and equipment and mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities	178,991	192,648
Benefit to statement of earnings	(49,050)	(4,884)
Reclassed to current income taxes payable		0
Translation and other		0
Re-class to liabilities held-for-sale		(8,773)
Deferred tax liabilities	129,941	178,991
Effect of Mexican tax deconsolidation [Member]
Deferred tax liabilities
Deferred tax liabilities	0	606
Benefit to statement of earnings	0	0
Reclassed to current income taxes payable		(606)
Translation and other		0
Re-class to liabilities held-for-sale		0
Deferred tax liabilities	0	0
Other deferred tax liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities	22,000	27,500
Benefit to statement of earnings	(25,637)	(5,095)
Reclassed to current income taxes payable		0
Translation and other		(393)
Re-class to liabilities held-for-sale		(12)
Deferred tax liabilities	$ (3,637)	$ 22,000